Selected Statements of Operations Data (Details) - Schedule of Major Customer Data as a Percentage of Total Revenues - Revenue Benchmark [Member] - Major Customers [Member]		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues		52.00%		49.00%	52.00%
Customer B [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	[1]	24.00%		28.00%	26.00%
Customer C [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues			[2]	5.00%	10.00%
Major Customers [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues		76.00%		82.00%	88.00%

[1]	For the year ended December 31, 2023, operating both in Asia and EMEA.
[2]	Less than 1%.